Summary of Significant Accounting Policies - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Line Items]
Restricted cash	¥ 6,071,491	¥ 3,153,390
Allowance for credit loss on accounts receivable charged to income statement	126,298	5,572	¥ 70,357
Allowance for credit loss on accounts receivable current	142,328	63,866
Allowance for credit loss on accounts receivable non current	75,357	55,932
Short-term investments	3,217,293	751,290
Inventory write-downs	555,368	943,734	1,054,711
Research and development expenses	9,489,979	6,456,734	5,276,574
Advertising costs	817,911	664,412	413,832
Selling and marketing expenses total	7,388,109	5,531,599	5,013,734
Employer contribution to defined contribution plan	1,093,885	832,956	750,002
Dividend declared	0	0	0
General and Administrative Expense	2,010,347	1,339,045	1,545,208
Short-term deposits	11,388,834	12,931,757
Long-term deposits	7,283,859	4,941,362
Long-term deposits current	3,020,317	452,326
Impairment of indefinite-lived intangible assets	0	0	0
Other income other subsidies	¥ 1,761,419	589,227	465,588
Lessor, sales-type lease, term of contract	15 years
Sales-type lease, lease receivables	¥ 206,598	215,823
Accounts payable	18,001,675	15,181,585
Notes payable	19,161,724	7,898,896
Maturity of restricted short-term deposits			1,010,000
Maturities of restricted short term deposits	¥ 433,100	558,000	1,010,000
Maturities of restricted Long term deposits			580,000
License Of Maintenance And Overhauls [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	26 months
Robotics Platform Technology [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	10 years
VPT [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	10 years
VMT [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Bank Deposits for Letter of Credit Bank Notes and a Forward Exchange Contract [Member]
Accounting Policies [Line Items]
Restricted cash	¥ 6,015,854	3,148,492
Deposits Restriction Subject to Settlement of Dispute [Member]
Accounting Policies [Line Items]
Restricted cash	¥ 55,637	4,898
General Reserve Fund [Member]
Accounting Policies [Line Items]
Percentage of the after tax profits allocatable to statutory general reserve fund	10.00%
Appropriations to general reserve fund and statutory surplus fund	¥ 42,701	34,984	53,610
Minimum [Member]
Accounting Policies [Line Items]
Land use rights amortisation period	12 years
Credit derivative, term	0 days
Minimum [Member] | Software and Software Development Costs [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Minimum [Member] | Others [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Minimum [Member] | General Reserve Fund [Member]
Accounting Policies [Line Items]
Statutory reserves as a percentage of the reserved capital of the company	50.00%
Maximum [Member]
Accounting Policies [Line Items]
Land use rights amortisation period	50 years
Credit derivative, term	60 days
Maximum [Member] | Software and Software Development Costs [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Maximum [Member] | Others [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	10 years
CHINA
Accounting Policies [Line Items]
Short-term deposits	¥ 11,388,834	¥ 12,931,757
Vehicles [Member] | Minimum [Member]
Accounting Policies [Line Items]
Product warranty period		2 years
Vehicles [Member] | Maximum [Member]
Accounting Policies [Line Items]
Product warranty period		6 years
Cost of Sales [Member]
Accounting Policies [Line Items]
Inventory write-downs	555,368	¥ 943,734	1,054,711
Operating Expense [Member]
Accounting Policies [Line Items]
Gain loss on the disposal of propery plant and equipment	¥ 25,967	¥ 21,787	¥ 4,863